Other Assets	12 Months Ended
Dec. 31, 2023
Miscellaneous assets [abstract]
Other Assets
19. Other Assets
19.1 Details of other assets as of December 31, 2022 and 2023, are as follows:

	December 31, 2022		December 31, 2023
	(In millions of Korean won)
Other financial assets
Other receivables	￦	6,138,764	￦	11,068,486
Accrued income		2,506,467		3,130,004
Guarantee deposits		984,160		946,356
Domestic exchange settlement debits		879,847		827,104
Others		352,955		887,661
Less: Allowances for credit losses		(136,075)		(304,567)
Less: Present value discount		(7,735)		(10,530)

		10,718,383		16,544,514

Other non-financial assets
Other receivables		5,653		1,407
Prepaid expenses		471,955		626,922
Guarantee deposits		3,173		4,776
Others		3,634,805		3,822,047
Less: Allowances for credit losses		(18,530)		(12,769)

		4,097,056		4,442,383

	￦	14,815,439	￦	20,986,897

19.2 Changes in allowances for credit losses of other assets for the years ended December 31, 2022 and 2023, are as follows:

	2022
	Other financial assets		Other non-financial assets		Total
	(In millions of Korean won)
Beginning	￦	110,220	￦	16,172	￦	126,392
Write-offs		(10,028)		(70)		(10,098)
Provision (reversal)		26,971		2,182		29,153
Business combination		267		—		267
Others		8,645		246		8,891

Ending	￦	136,075	￦	18,530	￦	154,605

	2023
	Other financial assets		Other non-financial assets		Total
	(In millions of Korean won)
Beginning	￦	136,075	￦	18,530	￦	154,605
Write-offs		(8,292)		(5,911)		(14,203)
Provision (reversal)		188,279		(1,450)		186,829
Business combination		108		—		108
Others		(11,603)		1,600		(10,003)

Ending	￦	304,567	￦	12,769	￦	317,336